UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basix Capital, LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA  94104

Form 13F File Number:    28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Matthew P. Spotswood
Title:    Manager
Phone:    415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood          San Francisco, CA        May 13, 2008
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total:      $88,980 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER           TITLE    CUSIP      VALUE       SHARES    INV.    OTH  VOTING
                         OF                  X1000                 DISC.   ER   AUTH
                         CLASS                                             MGR
                                                                                   SOLE
AVANCED AUTO PARTS INC   COMMON   00751Y106       2,928     86,000  Sole            86,000
AAR CORP-W/RTS TO PUR    COMMON   000361105       4,595    168,500  Sole           168,500
C/ST
ANADIGICS INC            OTC EQ   032515108       1,450    221,000  Sole           221,000
ARRIS GROUP INC          OTC EQ   04269Q100       1,546    265,600  Sole           265,600
BENCHMARK ELECTRONICS    COMMON   08160H101       2,292    127,700  Sole           127,700
INC
CELANESE CORP SER A      COMMON   150870103       1,652     42,300  Sole            42,300
CKE RESTAURANTS INC.     COMMON   12561E105       1,515    135,000  Sole           135,000
CHIQUITA BRANDS INTL     COMMON   170032809       5,036    217,900  Sole           217,900
INC
COSTAR GROUP INC         OTC EQ   22160N109       2,236     52,000  Sole            52,000
CARRIAGE SERVICES INC-   COMMON   143905107       1,649    212,800  Sole           212,800
CL A
COMMUNITY HEALTH         COMMON   203668108       3,139     93,500  Sole            93,500
SYSTEMS I
DARDEN RESTAURANTS INC   COMMON   237194105       3,450    106,000  Sole           106,000
EZCORP INC-CL A          OTC EQ   302301106       1,440    117,000  Sole           117,000
FOOT LOCKER INC          COMMON   344849104       1,118     95,000  Sole            95,000
GENTEX CORP              OTC EQ   371901109       2,864    167,000  Sole           167,000
HANESBRANDS INC          COMMON   410345102       2,777     95,100  Sole            95,100
HIBBETT SPORTS  INC      OTC EQ   428567101         849     55,000  Sole            55,000
HORIZON LINES INC CL A   COMMON   44044K101       3,313    178,000  Sole           178,000
INTERVOICE-BRITE INC     OTC EQ   461142101       2,826    355,000  Sole           355,000
INTERSIL CORPORATION CL  OTC EQ   46069S109       3,052    118,900  Sole           118,900
A
JARDEN CORPORATION       COMMON   471109108       2,881    132,500  Sole           132,500
JABIL CIRCUIT INC        COMMON   466313103       2,980    315,000  Sole           315,000
JDS UNIPHASE CORP        OTC EQ   46612J507         838     62,600  Sole            62,600
LADISH CO INC NEW        OTC EQ   505754200       1,433     39,800  Sole            39,800
LEAR CORP                COMMON   521865105       1,088     42,000  Sole            42,000
MDC HOLDINGS INC-DEL     COMMON   552676108       1,905     43,500  Sole            43,500
PERKINELMER INC          COMMON   714046109       3,143    129,600  Sole           129,600
POLYCOM INC              OTC EQ   73172K104       1,420     63,000  Sole            63,000
PACTIV CORP              COMMON   695257105       3,840    146,500  Sole           146,500
SAKS INC                 COMMON   79377W108       2,167    173,800  Sole           173,800
SILICON LABORATORIES     OTC EQ   826919102       2,230     70,700  Sole            70,700
INC
SARA LEE CORP            COMMON   803111103       4,745    339,400  Sole           339,400
SMURFIT-STONE CONTAINER  OTC EQ   832727101       2,214    287,500  Sole           287,500
CO
UNIVERSAL HEALTH         COMMON   913903100       4,086     76,100  Sole            76,100
SERVICES
UTI WORLDWIDE INC        OTC EQ   G87210103       4,283    213,300  Sole           213,300




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